Related party transactions (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Related party transactions
Interest income	€ 62.0
Contributions to defined benefit pension	11.0	€ 12.0
Dividends	1,550.0	1,645.0
Associates
Related party transactions
Sales of goods and services	11.0	10.0
Purchase of goods and services	65.0	4.0
Interest expense	25.0
Trade balances owed (by )	16.0		€ 8.0
Trade balances owed (to)	8.0		6.0
Other balances owed by			80.0
Other balances owed to	1,449.0
Joint arrangements
Related party transactions
Sales of goods and services	110.0	103.0
Purchase of goods and services	69.0	132.0
Interest income	22.0	26.0
Interest expense		26.0
Trade balances owed (by )	122.0		139.0
Trade balances owed (to)	59.0		34.0
Other balances owed by	986.0		1,080.0
Other balances owed to	189.0		€ 1,561.0
Board members and executive committee members
Related party transactions
Dividends	€ 1.2	€ 1.1